Unaudited Interim Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Unaudited Interim Condensed Consolidated Statements of Operations
Revenue, net	$ 45,206,271	$ 52,098,723	$ 178,332,280	$ 169,357,211
Voyage expenses	(16,830,964)	(22,920,617)	(61,365,121)	(73,449,918)
Vessel operating expenses	(16,124,919)	(14,857,895)	(46,124,309)	(46,574,921)
Charter hire costs	(155,550)	0	(155,550)	0
Depreciation	(8,117,971)	(8,026,856)	(23,918,364)	(24,289,741)
Amortization of deferred drydock expenditures	(1,708,215)	(1,190,008)	(4,485,885)	(3,443,651)
General and administrative expenses
Corporate	(4,116,490)	(3,897,939)	(12,054,616)	(11,390,669)
Commercial and chartering	(791,220)	(843,692)	(2,546,319)	(2,493,372)
Unrealized gains / (losses) on derivatives	11,289	0	(88,003)	0
Loss on vessel held for sale	0	0	0	(13,162,192)
Interest expense and finance costs	(4,023,165)	(6,344,892)	(14,252,270)	(20,107,786)
Interest income	37,652	235,212	255,842	792,211
(Loss) / Income before taxes	(6,613,282)	(5,747,964)	13,597,685	(24,762,828)
Income tax	(19,715)	35,246	(128,478)	(46,674)
(Loss) / Income	$ (6,632,997)	$ (5,712,718)	$ 13,469,207	$ (24,809,502)
(Loss) / Earnings per share, basic	$ (0.20)	$ (0.17)	$ 0.41	$ (0.75)
Weighted average number of shares outstanding, basic	33,285,255	33,097,831	33,243,493	33,097,831
(Loss) / Earnings per share, diluted	$ (0.20)	$ (0.17)	$ 0.40	$ (0.75)
Weighted average number of shares outstanding, diluted	33,285,255	33,097,831	33,426,412	33,097,831